UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Global Real Estate
Fund
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Global Real Estate Fund

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2026

Schwab Global Real Estate Fund

Ticker Symbol: SWASX

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Global Real Estate Fund	$36	0.72% *
*
Annualized.
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Global Real Estate Fund (05/31/2007)[1,2]	-3.69%	8.32%	0.58%	3.27%
MSCI ACWI Index (Net)[3,4]	9.61%	22.35%	10.88%	12.58%
FTSE EPRA Nareit Global Index (Net)[3]	-2.36%	8.70%	0.31%	2.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regualtory index and provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Global Real Estate Fund | Semiannual Report
1
REG125420-02  00327872

Statistics

Net Assets (millions)	$266
Number of Holdings	101
Portfolio Turnover Rate (not annualized)	49%
Weighted Average Market Cap (millions)	$38,609
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.4
Industry Weightings % of Investments

Top Holdings % of Net Assets

Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
2
Schwab Global Real Estate Fund | Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Global Real Estate
Fund
 |
Semiannual
Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedule of investments is included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Semiannual Holdings and Financial Statements | August 31, 2026
Schwab Global Real Estate Fund

    Ticker Symbol SWASX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$7.54	$6.44	$6.12	$6.36	$7.66	$7.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.18	0.19	0.20	0.19	0.16
Net realized and unrealized gains (losses)	(0.39)	1.13	0.34	(0.23)	(1.31)	0.68
Total from investment operations	(0.28)	1.31	0.53	(0.03)	(1.12)	0.84
Less distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.21)	(0.21)	(0.18)	(0.31)
Net asset value at end of period	$7.09	$7.54	$6.44	$6.12	$6.36	$7.66
Total return	(3.69%)*	20.89%	8.73%	(0.38%)	(14.66%)	11.82%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	0.71%	0.85%[2,3]	1.05%
Total expenses	0.72%**	0.72%	0.72%	0.71%	0.88%[3]	1.10%
Net investment income (loss)	3.06%**	2.78%	2.98%	3.29%	2.91%	2.01%
Portfolio turnover rate	49%*	85%	85%	84%	88%	75%
Net assets, end of period (x 1,000,000)	$266	$302	$290	$286	$300	$363

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Effective June 27, 2022, the net operating expense limitation was lowered from 1.05% to 0.75%. The ratio presented for the period ended February 28, 2023, is a blended ratio.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 5.5%
Charter Hall Group	235,535	3,256,312
Charter Hall Long Wale REIT	637,599	1,597,737
Charter Hall Retail REIT	1,497,928	4,203,014
Dexus	435,211	1,801,041
Goodman Group	19,386	384,412
Mirvac Group	627,267	817,394
Waypoint REIT Ltd.	1,439,445	2,422,443
		14,482,353

Belgium 0.3%
Aedifica SA	10,318	813,900

Brazil 1.8%
Allos SA	116,621	600,711
Ez Tec Empreendimentos e Participacoes SA	182,587	419,331
JHSF Participacoes SA	804,202	1,691,734
Multiplan Empreendimentos Imobiliarios SA	408,882	2,203,199
		4,914,975

Canada 2.5%
Chartwell Retirement Residences	165,267	2,458,823
Granite Real Estate Investment Trust	66,961	4,282,083
		6,740,906

Chile 0.0%
Plaza SA	9,684	40,787

China 0.3%
China Resources Land Ltd.	228,500	873,774

France 1.6%
ARGAN SA	20,856	1,753,375
Carmila SA	88,189	1,623,556
Covivio SA	13,983	812,703
		4,189,634

Germany 0.7%
Vonovia SE	86,546	1,927,684

Hong Kong 5.1%
CK Asset Holdings Ltd.	755,500	4,355,055
Kerry Properties Ltd.	1,252,000	2,939,001
Sun Hung Kai Properties Ltd.	422,500	6,240,381
		13,534,437

Ireland 1.2%
Glenveagh Properties PLC *	1,107,113	3,152,022

Japan 7.2%
Daiwa Securities Living Investments Corp.	870	515,442
Global One Real Estate Investment Corp.	2,935	2,057,744
Hulic Co. Ltd.	131,000	1,461,309
SECURITY	NUMBER OF SHARES	VALUE ($)
KDX Realty Investment Corp.	59	54,990
Mitsubishi Estate Co. Ltd.	114,800	2,702,326
Mitsui Fudosan Co. Ltd.	121,900	1,153,081
NIPPON REIT Investment Corp.	3,709	1,911,575
Nomura Real Estate Master Fund, Inc.	801	736,548
NTT UD REIT Investment Corp.	1,570	1,277,732
Sekisui House Reit, Inc.	8,930	4,090,085
Sumitomo Realty & Development Co. Ltd.	112,000	2,323,162
Tokyu Fudosan Holdings Corp.	97,800	811,660
		19,095,654

Malaysia 1.5%
Eco World Development Group Bhd.	2,184,300	1,093,078
IGB Real Estate Investment Trust	949,900	648,606
Sunway Real Estate Investment Trust	4,446,500	2,274,292
		4,015,976

Mexico 0.1%
Concentradora Fibra Danhos SA de CV	114,101	195,959

Singapore 2.0%
ESR-REIT *	881,300	1,587,812
UOL Group Ltd.	506,200	3,608,137
		5,195,949

Spain 0.6%
Merlin Properties Socimi SA	105,163	1,632,246

Sweden 2.0%
Altra Fastigheter AB	132,797	1,040,944
Dios Fastigheter AB	38,860	260,240
Fabege AB	43,817	327,197
Intea Fastigheter AB	221,653	1,684,557
Pandox AB	49,580	876,317
Wihlborgs Fastigheter AB	135,352	1,086,818
		5,276,073

United Arab Emirates 1.8%
Aldar Properties PJSC	347,682	723,793
Emaar Development PJSC	584,754	2,023,826
Emaar Properties PJSC	683,789	1,990,419
		4,738,038

United Kingdom 4.1%
British Land Co. PLC	29,110	165,970
Hammerson PLC	746,202	3,776,748
LondonMetric Property PLC	1,621,739	4,110,004
Safestore Holdings PLC	317,867	2,515,368
Target Healthcare REIT PLC	264,225	400,292
		10,968,382

United States 60.7%
American Assets Trust, Inc.	85,927	1,929,920
American Homes 4 Rent, Class A	64,650	2,152,845
American Tower Corp.	12,520	2,199,764
Brixmor Property Group, Inc.	123,710	3,573,982
CBL & Associates Properties, Inc.	60,449	3,305,956
COPT Defense Properties	24,132	868,752
CTO Realty Growth, Inc.	84,347	1,799,965
CubeSmart	26,538	1,054,089
See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DiamondRock Hospitality Co.	19,900	244,969
Digital Realty Trust, Inc.	20,347	3,776,200
EastGroup Properties, Inc.	24,238	4,835,481
EPR Properties	28,714	1,685,799
Equinix, Inc.	14,905	15,601,362
Equity LifeStyle Properties, Inc.	42,645	2,705,825
Essex Property Trust, Inc.	22,156	6,269,262
Extra Space Storage, Inc.	11,100	1,566,210
First Industrial Realty Trust, Inc.	41,634	2,576,312
Gaming & Leisure Properties, Inc.	134,347	5,651,978
Host Hotels & Resorts, Inc.	180,675	3,962,203
Industrial Logistics Properties Trust	55,200	455,676
Invitation Homes, Inc.	98,321	2,865,074
Iron Mountain, Inc.	42,738	4,929,828
Lamar Advertising Co., Class A	13,023	1,940,557
Millrose Properties, Inc.	59,557	1,811,724
Omega Healthcare Investors, Inc.	139,770	6,390,284
Pebblebrook Hotel Trust	43,371	785,883
Piedmont Realty Trust, Inc., Class A *	244,409	2,338,994
Prologis, Inc.	120,056	16,798,236
Public Storage	11,356	3,486,178
Realty Income Corp.	31,457	1,927,685
Regency Centers Corp.	27,660	2,068,138
Sabra Health Care REIT, Inc.	27,275	556,137
Simon Property Group, Inc.	28,563	6,064,496
Sun Communities, Inc.	14,655	1,779,410
Tanger, Inc.	11,284	425,520
UDR, Inc.	54,235	2,003,983
Universal Health Realty Income Trust	86,436	3,542,147
Ventas, Inc.	64,915	5,918,301
VICI Properties, Inc.	256,776	6,586,304
Vivmark Residential	18,026	1,174,214
Vornado Realty Trust	71,401	2,668,969
Welltower, Inc.	70,490	16,652,558
WP Carey, Inc.	13,207	923,962
Xenia Hotels & Resorts, Inc.	79,830	1,496,813
		161,351,945
Total Common Stocks (Cost $224,053,615)		263,140,694
Total Investments in Securities (Cost $224,053,615)		263,140,694

*	Non-income producing security.

REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Industrial REITs	13.8%
Health Care REITs	12.9%
Retail REITs	12.2%
Other Specialized REITs	8.5%
Diversified Real Estate Activities	7.7%
Data Center REITs	7.3%
Diversified REITs	7.3%
Real Estate Operating Companies	5.0%
Office REITs	4.4%
Real Estate Development	3.9%
Multi-Family Residential REITs	3.8%
Single-Family Residential REITs	3.6%
Self Storage REITs	3.2%
Hotel & Resort REITs	2.4%
Homebuilding	1.3%
Other (a)	1.7%
Total	99.0%

(a)	Includes holdings within industries that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$173,244,572	$—	$—	$173,244,572
Australia	—	14,482,353	—	14,482,353
Belgium	—	813,900	—	813,900
China	—	873,774	—	873,774
France	—	4,189,634	—	4,189,634
Germany	—	1,927,684	—	1,927,684
Hong Kong	—	13,534,437	—	13,534,437
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Ireland	$—	$3,152,022	$—	$3,152,022
Japan	—	19,095,654	—	19,095,654
Malaysia	—	4,015,976	—	4,015,976
Singapore	—	5,195,949	—	5,195,949
Spain	—	1,632,246	—	1,632,246
Sweden	—	5,276,073	—	5,276,073
United Arab Emirates	—	4,738,038	—	4,738,038
United Kingdom	—	10,968,382	—	10,968,382
Total	$173,244,572	$89,896,122	$—	$263,140,694

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $224,053,615)		$263,140,694
Cash		697,382
Foreign currency, at value (cost $2,150,017)		2,151,155
Deposit with broker for futures contracts		363,511
Receivables:
Fund shares sold		489,972
Dividends		393,953
Foreign tax reclaims		309,709
Investments sold		262,446
Prepaid expenses	+	18,783
Total assets		267,827,605

Liabilities
Payables:
Investments bought		1,912,048
Investment adviser and administrator fees		108,588
Shareholder service fees		30,859
Fund shares redeemed		18,461
Accrued expenses	+	76,000
Total liabilities		2,145,956
Net assets		$265,681,649

Net Assets by Source
Capital received from investors		$280,665,578
Total distributable loss	+	(14,983,929)
Net assets		$265,681,649

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$265,681,649		37,471,800		$7.09

See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $236,157)		$5,251,990
Other Interest	+	16,399
Total investment income		5,268,389

Expenses
Investment adviser and administrator fees		695,124
Shareholder service fees		205,112
Portfolio accounting fees		31,740
Professional fees		29,011
Registration fees		17,242
Custodian fees		12,826
Independent trustees’ fees		5,248
Shareholder reports		4,421
Transfer agent fees		872
Other expenses	+	7,874
Total expenses	–	1,009,470
Net investment income		4,258,919

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $877)		12,521,128
Net realized gains on futures contracts		141,293
Net realized losses on foreign currency transactions	+	(17,147)
Net realized gains		12,645,274
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(27,377,706)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(3,929)
Net change in unrealized appreciation (depreciation)		(27,381,635)
Net realized and unrealized losses		(14,736,361)
Decrease in net assets resulting from operations		($10,477,442 )
See financial notes
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$4,258,919	$7,929,742
Net realized gains		12,645,274	10,353,749
Net change in unrealized appreciation (depreciation)	+	(27,381,635)	35,964,371
Increase (decrease) in net assets resulting from operations		($10,477,442 )	$54,247,862

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,440,626 )	($9,025,172 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,578,900	$11,298,062	2,650,974	$17,765,852
Shares reinvested		846,241	5,884,496	1,273,473	8,319,986
Shares redeemed	+	(5,001,771)	(36,350,542)	(8,937,352)	(59,931,432)
Net transactions in fund shares		(2,576,630)	($19,167,984 )	(5,012,905)	($33,845,594 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,048,430	$301,767,701	45,061,335	$290,390,605
Total increase (decrease)	+	(2,576,630)	(36,086,052)	(5,012,905)	11,377,096
End of period		37,471,800	$265,681,649	40,048,430	$301,767,701
See financial notes

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Global Real Estate Fund seeks capital growth and income consistent with prudent investment management.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the fund had no securities on loan.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of August 31, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.50% of the fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.75%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2026, as applicable:
Schwab Monthly Income Fund - Flexible Payout	2.2%
Schwab Monthly Income Fund - Income Payout	1.2%
Schwab Monthly Income Fund - Target Payout	1.8%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	2.4%
Schwab Target 2025 Fund	3.5%
Schwab Target 2030 Fund	11.9%
Schwab Target 2035 Fund	9.1%
Schwab Target 2040 Fund	19.7%
Schwab Target 2045 Fund	5.4%
Schwab Target 2050 Fund	5.8%
Schwab Target 2055 Fund	3.9%
Schwab Target 2060 Fund	1.9%
Schwab Target 2065 Fund	0.7%
Schwab Target 2070 Fund	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended August 31, 2026, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. As of August 31, 2026, the fund had no open futures contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$141,293	$141,293

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$1,454,329*	37 *

*
During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$136,322,062	$158,020,196

8. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$224,878,751	$43,960,251	($5,698,308 )	$38,261,943

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $66,238,600.
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2026. The tax basis components of distributions paid during the fiscal year ended February 28, 2026, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$9,025,172
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Investments (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Global Real Estate Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
t the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at or below contractual expense caps. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation
Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

Schwab Global Real Estate Fund
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Global Real Estate Fund | Semiannual Holdings and Financial Statements

MFR38869-19
00327876

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Global Real Estate Fund

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	October 19, 2026